Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Defined Benefit Plans [Member]
Unfunded status at end of period	$ (28.4)	$ (45.6)
Postretirement Benefit Plan [Member]
Unfunded status at end of period	$ (27.0)	$ (38.9)